Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Intangible Assets [Abstract]
Details of intangible assets and goodwill
(1)	Details of intangible assets are as follows (Unit: Korean Won in millions):

	December 31, 2017
	Goodwill	Software	Industrial property rights	Development cost	Others	Membership deposit	Construction in progress	Total
Acquisition cost	108,707	203,418	1,063	260,087	634,150	27,337	153,209	1,387,971
Accumulated amortization	—	(162,746)	(524)	(182,846)	(516,467)	—	—	(862,583)
Accumulated impairment losses	—	—	—	—	(137)	(6,652)	—	(6,789)

Net carrying value	108,707	40,672	539	77,241	117,546	20,685	153,209	518,599

	December 31, 2018
	Goodwill	Software	Industrial property rights	Development cost	Others	Membership deposit	Construction in progress	Total
Acquisition cost	153,602	156,109	1,258	469,226	729,052	27,025	10,415	1,546,687
Accumulated amortization	—	(126,382)	(696)	(228,906)	(589,618)	—	—	(945,602)
Accumulated impairment losses	—	—	—	—	(137)	(3,428)	—	(3,565)

Net carrying value	153,602	29,727	562	240,320	139,297	23,597	10,415	597,520

Changes in intangible assets
(2)	Details of changes in intangible assets are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2016
	Goodwill	Software	Industrial property rights	Development cost(*)	Others	Membership deposit	Total
Beginning balance	103,525	38,171	344	51,357	201,769	24,640	419,806
Acquisition	—	8,708	64	92,969	30,842	2,306	134,889
Disposal	—	—	—	—	(23)	(3,785)	(3,808)
Amortization	—	(15,795)	(95)	(18,657)	(57,803)	—	(92,350)
Impairment losses	—	—	—	—	3,230	(1,585)	1,645
Foreign currencies translation adjustment	7,338	16	—	—	853	50	8,257
Acquisition through business combination	7,857	162	—	—	—	43	8,062
Others	6,083	4,215	—	13,027	(14,504)	(1,583)	7,238

Ending balance	124,803	35,477	313	138,696	164,364	20,086	483,739

(*)	Development cost includes the amount of Construction in progress.

	For the year ended December 31, 2017
	Goodwill	Software	Industrial property rights	Development cost	Others	Membership deposit	Construction in progress	Total
Beginning balance	124,803	35,477	313	70,697	164,364	20,086	67,999	483,739
Acquisitions	105	9,722	349	29,133	22,531	1,867	93,716	157,423
Disposal	—	—	—	—	(37)	(944)	—	(981)
Amortization(*)	—	(16,258)	(123)	(22,534)	(60,869)	—	—	(99,784)
Impairment loss	—	—	—	—	(78)	(159)	—	(237)
Transfer	—	7,987	—	—	—	—	(7,987)	—
Foreign currencies translation adjustment	(16,201)	(952)	—	36	(2,742)	(160)	(519)	(20,538)
Others	—	4,696	—	(91)	(5,623)	(5)	—	(1,023)

Ending balance	108,707	40,672	539	77,241	117,546	20,685	153,209	518,599

(*)	Amortization of other intangible assets amounting to 48,292 million Won is included in other operating expenses.

	For the year ended December 31, 2018
	Goodwill	Software	Industrial property rights	Development cost	Others	Membership deposit	Construction in progress	Total
Beginning balance	108,707	40,672	539	77,241	117,546	20,685	153,209	518,599
Acquisitions	—	6,839	195	20,935	45,205	5,162	97,067	175,403
Disposal	—	(4,359)	—	—	(196)	(2,871)	—	(7,426)
Amortization(*)	—	(14,028)	(172)	(46,045)	(73,913)	—	—	(134,158)
Reversal of impairment loss	—	—	—	—	—	674	—	674
Transfer	—	—	—	188,189	51,672	—	(239,861)	—
Acquisition through business combination	46,752	763	—	—	—	—	—	47,515
Foreign currencies translation adjustment	(1,857)	(165)	—	—	(227)	(53)	—	(2,302)
Others	—	5	—	—	(790)	—	—	(785)

Ending balance	153,602	29,727	562	240,320	139,297	23,597	10,415	597,520

(*)	Amortization of other intangible assets amounting to 51,770 million Won is included in other operating expenses.